Sources Of Revenue (Details) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	$ 2,942,650,000	$ 2,678,112,000
Medicare ESRD program
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	1,294,259,000	1,200,772,000
Private/alternative payors
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	1,267,492,000	1,134,161,000
Medicaid and other government sources
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	132,628,000	129,228,000
Hospitals
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	$ 248,271,000	$ 213,951,000